SHAREHOLDERS' EQUITY (Schedule of fair value assumptions) (Details)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	75.90%	69.40%
Expected volatility, maximum	76.40%	72.00%
Expected risk free interest rates range, minimum	3.30%	1.50%
Expected risk free interest rate range, maximum	4.20%	3.00%
Expected dividend yield	0.00%	0.00%
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	0.00%	65.00%
Expected volatility, maximum		70.00%
Expected risk free interest rates range, minimum	0.00%	0.10%
Expected risk free interest rate range, maximum		1.70%
Expected dividend yield	0.00%	0.00%
Expected life (years)		6 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	5 years	5 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	5 years 1 month 6 days	5 years 4 months 24 days